Cash and Cash Equivalents	3 Months Ended
Mar. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. The Company minimizes its credit risk associated with cash and cash equivalents by periodically evaluating the credit quality of its primary financial institution. As of March 31, 2015, cash balance of approximately $4,557,000 exceeded Federally insured limits. The Company has not experienced any losses on such accounts.